Transfer of Financial Assets (Tables)	6 Months Ended
Sep. 30, 2021
Transfers and Servicing [Abstract]
Roll-Forwards of Amount of Servicing Assets	The servicing assets related to those servicing activities are included in other assets in the consolidated balance sheets and roll-forwards of the amount of the servicing assets for the six and three months ended September 30, 2020 and 2021 are as follows:

	Millions of yen
	Six months ended September 30, 2020	Six months ended September 30, 2021	Three months ended September 30, 2020	Three months ended September 30, 2021
Beginning balance	¥57,705	¥63,754	¥57,861	¥63,725
Increase mainly from loans sold with servicing retained	6,962	7,138	3,612	3,624
Decrease mainly from amortization	(5,345)	(6,362)	(2,730)	(2,894)
Increase (Decrease) from the effects of changes in foreign exchange rates	(1,621)	708	(1,042)	783

Ending balance	¥57,701	¥65,238	¥57,701	¥65,238

Fair Value of Servicing Assets
The fair value of the s e rvicing assets as of March 31, 2021 and September 30, 2021 are as follows:
	Millions of yen
	March 31, 2021	September 30, 2021

Beginning balance	¥60,419	¥74,135
Ending balance	¥74,135	¥77,108